ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 510	$ 227
Accrued expenses - lab refurbishments	131	132
Accrued expenses - technical fees	66	45
Accrued expenses - variable rent & utilities	20	67
Accrued expenses - audit & accounting fees	191	250
Accrued expenses - other	112	6
Credit card liabilities	10	6
Payroll and social security liabilities	383	128
Total accounts payable and accrued expenses	$ 1,423	$ 861